9. COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $)	3 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Commitments And Contingencies Details Narrative
Increased monthly salary	$ 3,000
Disputed payable	$ 221,250	$ 221,250